Cash and Cash Equivalents	12 Months Ended
Mar. 31, 2023
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents

12. Cash and cash equivalents

	2023	2022
	US$	US$
Bank balances	6,748,115	5,286,991

The cash and cash equivalents of US$ Nil (2022: US$369,035) are located in Mainland China. RMB is not a freely convertible currency and the remittance of funds out of Mainland China is subject to exchange restrictions imposed by the PRC government.

As of March 31, 2023 and 2022, the cash and cash equivalents of US$180,387 (2022: US$68,106) are denominated in HK$, while US$6,567,728 (2022: US$4,849,850) are denominated in US$.